Tax - Disclosure of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 3,888	£ 4,583
Deferred tax liability	(3)	0
Net deferred tax	3,885	4,583
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	973	1,094
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	386	482
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,509	3,114
Deferred tax liability	(2)	0
UK Tax Group | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,054	2,557
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 475	£ 450